General and administrative expenses	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
General and administrative expenses

20.	General and administrative expenses

	For the year ended August 31,
	2024	2023
Directors’ fees (Note 19)	$267	$409
Insurance	313	380
Office and general	276	159
Shareholder information	452	450
Professional fees	600	442
Salaries and benefits (Notes 16 and 19)	2,338	2,470
Consulting	614	472
Share-based compensation expense (Notes 16 and 19)	1,743	2,501
Travel and accommodation	189	215
Depreciation	65	103
Other	32	27
Total general and administrative expenses	$6,889	$7,628